Identifiable Intangible Assets - Summary of Identifiable Intangible Assets with Finite Useful Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Identifiable intangible assets, Cost Balances - Beginning of the year	$ 32,643	$ 34,246
Additions
Retirement	(466)
Recurring amortization expense
Impact of foreign exchange rate changes	(755)	(1,603)
Identifiable intangible assets, Cost Balances - End of the year	31,422	32,643
Accumulated amortization Balances - Beginning of the year	(32,581)	(34,156)
Additions
Retirement	466
Recurring amortization expense	(20)	(23)
Impact of foreign exchange rate changes	753	1,598
Accumulated amortization Balances - End of the year	(31,382)	(32,581)
Carrying value Balances - Beginning of the year	62	90
Additions
Retirement
Recurring amortization expense	(20)	(23)
Impact of foreign exchange rate changes	(2)	(5)
Carrying value Balances - End of the year	$ 40	$ 62